United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/09

Date of Reporting Period:  Quarter ended 6/30/09

Item 1.                      Schedule of Investments

Federated Municipal Ultrashort Fund

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--38.0%
		Alabama--2.1%
$1,510,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group ), 6/1/2012	$1,589,969
2,035,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group ), 6/1/2012	2,142,774
8,000,000		Chatom, AL IDB, Gulf Opportunity Zone Bonds (Series 2007A), 4.25% TOBs (PowerSouth Energy Cooperative)/(GTD by National Rural Utilities Cooperative Finance Corp.), Mandatory Tender 8/3/2009	7,998,560
24,750,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery )/(Series B) ARS (Assured Guaranty Corp. INS), 4.000%, 7/3/2009	24,750,000
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	637,121
1,300,000		Huntsville, AL, UT GO Bonds (Series 2009A), 5.00%, 9/1/2011	1,405,833
1,500,000		Huntsville, AL, UT GO Bonds (Series 2009B), 3.00%, 9/1/2011	1,558,395
4,000,000		Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2012	4,122,760
500,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	497,750
		TOTAL	44,703,162
		Arizona--0.6%
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2010	2,025,020
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2011	2,063,120
1,000,000		Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2011	1,072,710
1,840,000		Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2012	2,018,149
2,500,000		Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2009A), 5.00% (Catholic Healthcare West), 7/1/2012	2,599,500
3,000,000	1	Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,993,760
		TOTAL	12,772,259
		Arkansas--0.0%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	761,383
		California--2.7%
1,000,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2011	1,023,420
1,500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2012	1,541,130
1,415,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	1,415,991
7,000,000		California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	7,189,700
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2010	1,025,010
1,145,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,189,025
6,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009C), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	6,252,900
6,500,000		California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2007 A-4), 1.65% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2011	6,505,525
5,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008A), 5.00% (California Independent System Operator Corp.), 2/1/2010	5,057,350
3,000,000	1	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2010	3,012,450
1,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	977,870
1,000,000		California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,038,150
4,375,000		California State, Economic Recovery UT GO Bonds (Series 2004A), 5.25% (California State Fiscal Recovery Fund)/(National Public Finance Guarantee Corporation INS), 1/1/2011	4,556,650
8,000,000		Corona-Norco, CA USD, UT GO BANs, 3.50% BANs, 2/1/2010	8,069,360
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	997,590
4,200,000		San Bernardino County, CA Transportation Authority, Sales Tax Revenue Notes (Series 2009A), 4.00%, 5/1/2012	4,342,968
2,000,000		San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00%, 5/15/2012	2,152,420
2,755,000		San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes, Series 2008, 5.00%, 4/1/2011	2,882,446
		TOTAL	59,229,955
		Colorado--0.7%
140,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	139,910
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	498,810
2,500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-2), 3.75% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2009	2,515,850
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-6), 3.95% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2010	1,010,160
6,840,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00%, 11/1/2009	6,936,581
3,105,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00%, 11/1/2010	3,247,954
685,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	668,574
		TOTAL	15,017,839
		Connecticut--0.3%
5,000,000		Connecticut Development Authority, PCR Revenue Bonds, 5.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 4/1/2010	5,010,600
1,000,000		Connecticut State Development Authority, PCR Refunding Bonds (Series 1996), 5.75% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	1,001,360
		TOTAL	6,011,960
		Delaware--0.2%
3,000,000		University of Delaware, Variable Rate Revenue Bonds (Series 2009A), 2.00% TOBs, Mandatory Tender 6/1/2011	3,012,840
		District of Columbia--0.1%
500,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2010	520,085
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2011	1,065,750
		TOTAL	1,585,835
		Florida--3.2%
1,280,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	636,275
5,800,000		Broward County, FL, UT GO Bonds, 5.00%, 1/1/2011	6,125,496
54,609	3	Capital Trust Agency, FL, Housing Revenue Notes, 6.25% (Atlantic Housing Foundation Properties), 7/1/2040	29,018
25,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-2), 4.50%, 6/1/2010	25,305,750
305,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	215,522
8,000,000		Escambia County, FL, (First Series), 1.75% TOBs (Gulf Power Co.), Mandatory Tender 4/21/2010	8,006,720
3,215,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2010	3,344,307
3,375,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2011	3,613,140
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,555,202
2,275,000		JEA, FL Electric System, Electric System Subordinated Revenue Bonds (Series 2009B), 5.00%, 10/1/2011	2,414,185
5,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2011	5,333,250
7,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2012	7,594,580
4,475,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 3.000%, 7/3/2009	4,475,000
		TOTAL	69,648,445
		Georgia--2.8%
2,250,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2011	2,294,347
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	3,053,640
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,076,740
4,100,000		Burke County, GA Development Authority, PCRBs (First Series 2008), 4.95% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	4,250,306
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA INS), Mandatory Tender 4/1/2011	2,163,483
4,595,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC), Mandatory Tender 6/1/2011	4,715,343
2,850,000		Floyd County, GA School District, GO Sales Tax Bonds (Series 2009), 3.00% (GTD by Georgia State), 8/1/2011	2,939,006
6,255,000		Forsyth County, GA, UT GO Bonds (Series 2008B), 5.00%, 3/1/2010	6,451,907
1,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 4.00%, 6/1/2011	1,051,910
4,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	4,384,320
8,120,000		Georgia State, UT GO Bonds (Series 2003D), 5.25%, 12/1/2011	8,933,137
8,000,000		Georgia State, UT GO Bonds (Series 2006G), 5.00%, 10/1/2011	8,709,040
700,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	674,716
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,017,500
5,000,000		Monroe County, GA Development Authority, PCR Revenue Bonds (Series 1992A), 6.80% (Oglethorpe Power Corp.), 1/1/2011	5,305,850
735,000		Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 4.00%, 1/1/2010	743,835
1,000,000		Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,082,760
		TOTAL	61,847,840
		Illinois--0.2%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2011	2,153,840
3,000,000		Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	2,967,600
		TOTAL	5,121,440
		Indiana--0.3%
2,750,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group ), 6/1/2012	2,873,723
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 1994A), 4.15% (Northern Indiana Public Service Company)/(MBIA INS), 8/1/2010	1,003,380
1,500,000		St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,557,000
		TOTAL	5,434,103
		Iowa--0.4%
1,455,000		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.00% (Deerfield Retirement Community, Inc.), 11/15/2012	1,327,964
7,050,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2001B), 5.60% (United States Treasury PRF 6/1/2011@101)/(Original Issue Yield: 5.75%), 6/1/2035	7,642,200
		TOTAL	8,970,164
		Kansas--0.2%
2,500,000		Junction City, KS, UT GO Notes (Series 2009B), 4.00%, 6/1/2010	2,534,125
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	435,026
1,555,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,554,627
		TOTAL	4,523,778
		Kentucky--1.2%
500,000		Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2010	512,505
1,000,000		Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2011	1,038,450
4,465,000		Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2011	4,748,170
4,685,000		Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2012	5,074,698
15,000,000		Owensboro, KY, GO BANs (Series 2009), 3.25%, 7/1/2012	15,092,700
		TOTAL	26,466,523
		Maryland--0.4%
1,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,056,630
5,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,410,500
2,955,000		Maryland State, UT GO Bonds (Series 2006A), 5.00%, 3/1/2013	3,309,807
		TOTAL	9,776,937
		Massachusetts--2.2%
10,905,000		Massachusetts HEFA, (Series 2005F) ARS (Partners Healthcare Systems)/(FSA INS), 1.500%, 7/3/2009	10,905,000
18,880,000		Massachusetts HEFA, (Series 2007G-2) ARS (Partners Healthcare Systems)/(FSA INS), 1.360%, 7/2/2009	18,880,000
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,003,420
675,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2009	681,662
1,465,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,553,296
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,076,460
3,250,000		Massachusetts HEFA, Revenue Bonds (Series 2008T-1), 4.125% TOBs (Northeastern University), Mandatory Tender 2/16/2012	3,267,582
6,945,000		Massachusetts State HFA, (Series 2009-B), 2.50%, 2/1/2011	7,010,422
4,000,000		Pioneer Valley, MA Transit Authority, 3.50% RANs, 2/26/2010	4,020,680
		TOTAL	48,398,522
		Michigan--0.5%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital ), 7/1/2010	1,350,081
750,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 2008A), 5.00% (McLaren Health Care Corp.), 5/15/2010	762,420
9,500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2001A-2), 3.75% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2012	9,552,440
		TOTAL	11,664,941
		Minnesota--0.9%
12,000,000		Bemidji, MN, Temporary Sales Tax UT GO Bonds, 4.50%, 2/1/2012	12,315,000
2,900,000		Minnesota State, UT GO Highway Bonds, 3.00%, 12/1/2011	3,034,241
2,000,000		St. Louis Park, MN Health Care Facilities, Revenue Refunding Bonds (Series 2008C), 5.50% (Park Nicollet Health Services), 7/1/2009	2,000,160
2,500,000		Stillwater, MN ISD No. 834, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2011	2,620,375
		TOTAL	19,969,776
		Mississippi--0.2%
3,240,000		Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections), 8/1/2012	3,440,880
1,200,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,274,400
		TOTAL	4,715,280
		Missouri--0.1%
1,665,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,712,153
		Nebraska--0.2%
1,170,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,252,005
1,750,000		Omaha, NE, UT GO Bonds, 4.00%, 10/15/2011	1,865,920
1,250,000		Omaha, NE, UT GO Bonds, 5.00%, 10/15/2010	1,317,850
		TOTAL	4,435,775
		Nevada--0.6%
2,000,000		Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2010	2,073,220
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2010	4,156,640
2,350,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,331,365
1,680,000		Clark County, NV, LT GO Bond Bank Bonds (Series 2000), 6.00%, 7/1/2010	1,763,429
730,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	646,984
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	462,977
1,480,000		Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,376,193
755,000		Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	737,333
		TOTAL	13,548,141
		New Hampshire--1.0%
6,900,000		Cheshire County, NH, (Series A), 4.50% TANs, 12/31/2009	6,946,851
9,500,000		Strafford County, NH, (Series 2009A), 4.50% TANs, 12/31/2009	9,564,505
3,625,000		Strafford County, NH, (Series 2009B), 4.00% TANs, 12/31/2009	3,641,313
2,152,000		Strafford County, NH, 3.25% BANs, 7/24/2009	2,153,162
		TOTAL	22,305,831
		New Jersey--2.6%
3,015,000		Alloway Township, NJ, (Series 2009A), 3.25% BANs, 5/5/2010	3,017,623
2,209,339		Barrington, NJ, UT GO BANs, 2.50% BANs, 6/8/2010	2,220,408
11,392,206		Beachwood, NJ, 3.00% BANs, 4/28/2010	11,456,686
5,116,250		Burlington, NJ, 2.50% BANs, 6/25/2010	5,145,515
1,836,500		Commercial, NJ, 6.25% BANs, 8/25/2009	1,835,233
1,285,500		Franklin Township, Warren County, NJ, 6.75% BANs, 10/23/2009	1,290,886
8,125,000		High Bridge Borough, NJ, 5.25% BANs, 1/13/2010	8,193,494
4,000,000		Middlesex, NJ, 2.25% BANs, 4/1/2010	4,022,560
605,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2010	619,435
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2011	1,046,760
1,395,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State)/(Escrowed In Treasuries COL), 3/1/2010	1,435,901
7,380,000		Newark, NJ, School Promissory Notes (Series 2009G), 3.25% BANs, 4/14/2010	7,447,379
2,950,000		Passaic, NJ Parking Authority, 4.00% RANs (GTD by Passaic, NJ), 11/22/2009	2,955,517
2,224,925		Rockaway Borough, NJ, 4.25% BANs, 12/22/2009	2,243,392
2,821,850		Seaside Heights Borough, NJ, (Series 2009A), 3.75% BANs, 2/5/2010	2,828,058
		TOTAL	55,758,847
		New Mexico--0.2%
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	1,944,380
1,370,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2010	1,425,594
130,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	132,694
		TOTAL	3,502,668
		New York--2.0%
3,635,000		McGraw, NY CSD, 2.75% BANs, 7/9/2010	3,662,953
4,000,000		Medina, NY CSD, 3.50% BANs, 9/3/2009	4,008,760
9,500,000		New York City, NY, (Series C-4) ARS (Assured Guaranty Corp. INS), 1.500%, 7/3/2009	9,500,000
5,000,000		New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,420,300
370,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	370,559
6,355,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 4.00% (School District Financing Program), 10/1/2011	6,654,257
10,000,000		New York State Dormitory Authority, Third General Resolution Revenue Bonds (Series 2002B), 5.25% TOBs (State University of New York), Mandatory Tender 5/15/2012	10,603,900
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,122,960
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 5.00%, 11/15/2010	2,110,180
		TOTAL	44,453,869
		North Carolina--0.9%
2,500,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,708,400
1,000,000		Mecklenburg County, NC, Refunding UT GO Bonds (Series 2009A), 4.00%, 8/1/2011	1,062,760
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2012	1,055,550
1,200,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,269,408
2,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,121,800
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00%, 1/1/2011	1,565,160
3,265,000		North Carolina State University at Raleigh, General Revenue Bonds (Series 2008B), 5.00%, 10/1/2010	3,434,290
2,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,152,460
2,000,000		North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,196,060
2,000,000		North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,235,380
		TOTAL	19,801,268
		Ohio--2.2%
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	986,640
7,500,000		Dover, OH, 3.25% BANs, 6/3/2010	7,521,000
3,000,000		Ironton, OH City School District, 3.375% BANs, 5/26/2010	3,011,550
2,145,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	2,147,746
6,000,000		Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 5.25% TOBs (FirstEnergy Generation Corp.), Mandatory Tender 3/1/2011	6,069,660
7,280,000		Ohio State Air Quality Development Authority, PCRBs (Series 2008B), 3.375% TOBs (FirstEnergy Nuclear Generation Corp.), Mandatory Tender 10/1/2009	7,281,238
10,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Generation Corp.), Mandatory Tender 8/1/2012	10,029,800
1,200,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,250,232
1,750,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,822,572
7,975,000		Tiffin, OH, 3.25% BANs, 6/2/2010	7,997,250
		TOTAL	48,117,688
		Oregon--0.1%
2,040,000		Eugene, OR Electric Utility System, Revenue & Refunding Bonds (Series 2008), 4.00%, 8/1/2010	2,113,583
		Pennsylvania--1.4%
1,500,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	1,548,270
5,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	5,234,300
1,120,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2010	1,140,518
3,100,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 5.00% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2012	3,108,215
6,000,000		Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	6,090,900
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,049,070
2,555,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 1.097% (Guthrie Healthcare System, PA), 12/1/2017	1,922,638
6,450,000		South Fork Municipal Authority, PA, (Series A) ARS (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS), 1.550%, 7/2/2009	6,450,000
2,100,000		University of Pittsburgh, University Refunding Bonds (Series 2009A), 5.00%, 9/15/2011	2,264,220
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	746,085
		TOTAL	29,554,216
		South Carolina--0.7%
3,545,000		Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 4.00%, 5/1/2010	3,586,583
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 1.10% Floating Rate Notes (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,540,700
5,285,000		South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009A), 5.00%, 1/1/2012	5,730,895
		TOTAL	14,858,178
		Tennessee--0.3%
500,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	319,500
460,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	284,740
1,000,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	589,000
5,585,000		Tennessee State, GO Bonds (Series 2009A), 4.00%, 5/1/2012	6,012,085
		TOTAL	7,205,325
		Texas—2.9%
1,500,000		Austin, TX, Water and Wastewater System Revenue Refunding Bonds (Series 2008A), 3.00%, 11/15/2011	1,554,960
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,020,133
1,855,000		Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Revenue Refunding Bonds (Series 2009A), 3.00%, 2/15/2011	1,903,100
1,540,000		Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Revenue Refunding Bonds (Series 2009A), 4.25%, 2/15/2012	1,637,929
3,170,000		Grapevine, TX, Refunding LT GO Bonds (Series 2009), 3.00%, 2/15/2011	3,252,198
4,345,000		Grapevine, TX, Refunding LT GO Bonds (Series 2009), 5.00%, 2/15/2012	4,702,159
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	962,400
2,300,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,471,580
1,500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Revenue Refunding Bonds (Series 2008D), 3.00% (Baylor College of Medicine), 11/15/2009	1,500,885
500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Revenue Refunding Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2010	507,245
755,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Revenue Refunding Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2011	771,987
3,500,000		Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(FSA INS), 2.990%, 7/7/2009	3,500,000
4,450,000		Harris County, TX HFDC, (Series A-5) ARS (Christus Health System)/(FSA INS), 2.900%, 7/2/2009	4,450,000
14,650,000		Harris County, TX HFDC, (Series A-6) ARS (Christus Health System)/(FSA INS), 2.900%, 7/3/2009	14,650,000
1,000,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 4.00%, 10/1/2010	1,039,420
1,250,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	1,355,237
1,000,000		Harris County, TX, Refunding UT GO Bonds (Series 2008A), 5.00%, 8/15/2010	1,048,720
3,500,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,665,515
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	526,285
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.), 5/15/2010	515,695
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	534,690
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	976,140
1,250,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 0.822%, 9/15/2010	1,201,250
7,250,000		Texas State Public Finance Authority, UT GO Bonds (Series 2008A), 5.00% (Texas State), 10/1/2010	7,628,740
1,000,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2010	1,034,610
1,500,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2011	1,603,155
		TOTAL	64,014,033
		Utah--0.8%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 3.00% TOBs (Nucor Corp.), Optional Tender 10/1/2009	3,313,893
3,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2011	3,181,410
5,000,000		Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 4.00%, 7/1/2010	5,125,950
2,765,000		Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 5.00%, 7/1/2011	2,918,734
3,000,000		Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 5.00%, 7/1/2012	3,217,470
		TOTAL	17,757,457
		Virginia--1.3%
2,540,000		Fairfax County, VA Sewer Revenue, Revenue Bonds (Series 2009), 5.00%, 7/15/2012	2,822,753
1,500,000		King George County IDA, VA, 6.00% TOBs (Waste Management, Inc.), Mandatory Tender 5/3/2010	1,496,700
3,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	3,100,680
1,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 4.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	1,006,680
2,140,000		Manassas Park, VA, UT GO Bonds, 4.50% (United States Treasury PRF 10/1/2009@100), 10/1/2011	2,152,861
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,002,110
1,650,000		Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.00%, 2/1/2012	1,804,572
4,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	4,048,960
2,825,000		Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2006B), 5.00%, 8/1/2012	3,132,445
3,290,000		Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2009B), 5.00%, 8/1/2011	3,554,285
3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,620,480
		TOTAL	27,742,526
		Washington--0.7%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,376,001
1,000,000		Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2011	1,042,680
2,155,000		Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2012	2,289,235
3,140,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2010	3,279,228
3,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2011	3,210,720
1,000,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2008D), 5.00% (United States Treasury COL), 7/1/2009	1,000,130
1,585,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2010	1,655,279
		TOTAL	14,853,273
		West Virginia--0.2%
5,000,000		West Virginia EDA, PCR Revenue Refunding Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	4,982,850
		Wisconsin--0.4%
3,750,000		Oak Creek, WI Waterworks System, BANs (Series 2009), 4.00%, 4/1/2011	3,789,038
1,985,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2010	2,030,754
2,840,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,937,980
		TOTAL	8,757,772
		Wyoming--0.2%
4,200,000		Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2009	4,212,096
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $826,502,060)	829,320,531
		SHORT-TERM MUNICIPALS-60.4%4,
		Alabama--1.0%
3,350,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	3,350,000
6,220,000		Mobile, AL Downtown Redevelopment Authority, (Series 2007) Weekly VRDNs (Lafayette Plaza Hotel)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	6,220,000
12,140,000		Talladega County, AL Special Obligation, School Warrants (Series 2003) Weekly VRDNs (Talladega County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	12,140,000
		TOTAL	21,710,000
		California--11.0%
20,000,000		California Infrastructure & Economic Development Bank, (Series 2008A) Daily VRDNs (Orange County Performing Arts Center)/(Bank of America N.A. LOC), 0.250%, 7/1/2009	20,000,000
4,000,000		California PCFA, (Series 1996E) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 7/1/2009	4,000,000
4,000,000		California PCFA, (Series 1996F) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 7/1/2009	4,000,000
21,900,000		California State Department of Water Resources Power Supply Program, (Series 2005F-2) Daily VRDNs (JPMorgan Chase Bank, N.A. and Societe Generale, Paris LOCs), 0.280%, 7/1/2009	21,900,000
58,925,000		California State Department of Water Resources Power Supply Program, (Series 2005G-5) Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto and Fortis Bank SA/NV LIQs), 3.000%, 7/2/2009	58,925,000
8,910,000	1,2	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/(MBIA INS)/(Bank of America N.A. LIQ), 3.000%, 7/2/2009	8,910,000
13,000,000		California State, (Series 2004 A-3) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.350%, 7/1/2009	13,000,000
3,000,000		California State, (Series 2004 B-2) Daily VRDNs (Citibank NA, New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 0.180%, 7/1/2009	3,000,000
3,410,000		California State, GO Tax Exempt Notes, 3.00% CP, Mandatory Tender 7/9/2009	3,410,000
32,225,000		California State, GO Tax Exempt Notes, 3.10% CP, Mandatory Tender 7/13/2009	32,225,000
10,000,000		California State, GO Tax Exempt Notes, 6.25% CP, Mandatory Tender 7/2/2009	10,000,000
60,000,000		Victorville, CA Joint Powers Financing Authority, (Series 2007A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 1.750%, 7/2/2009	60,000,000
		TOTAL	239,370,000
		Florida--4.3%
7,320,000		Florida Higher Educational Facilities Financing Authority, (Series 2002) Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	7,320,000
13,000,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.320%, 7/1/2009	13,000,000
29,000,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.900%, 7/1/2009	29,000,000
9,700,000		Lakeland, FL Energy Systems, (Series 2008 B) Daily VRDNs (SunTrust Bank LOC), 0.900%, 7/1/2009	9,700,000
9,200,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.900%, 7/1/2009	9,200,000
5,100,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 2.320%, 7/1/2009	5,100,000
20,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/6/2009	20,000,000
		TOTAL	93,320,000
		Illinois--1.0%
9,900,000		Chicago, IL Board of Education, (Series 2000D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.150%, 7/2/2009	9,900,000
6,725,000		Illinois Finance Authority, (Series 2004A) Weekly VRDNs (Sauk Valley Student Housing LLC)/(Fifth Third Bank, Cincinnati LOC), 4.750%, 7/2/2009	6,725,000
5,000,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/6/2009	5,000,000
		TOTAL	21,625,000
		Indiana--1.6%
33,915,000		St. Joseph County, IN Hospital Authority, Health System Revenue Refunding Bonds (Series 2008B) Weekly VRDNs (Memorial Health System, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.320%, 7/1/2009	33,915,000
		Kentucky--1.5%
21,375,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/6/2009	21,375,000
5,000,000		Lexington-Fayette, KY Urban County Government, (Series 2008) Weekly VRDNs (Roman Catholic Diocese of Lexington)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/6/2009	5,000,000
6,590,000		Lexington-Fayette, KY Urban County Government, Variable Rate Educational Facilities Revenue Bonds (Series 2001) Weekly VRDNs (Sayre School)/(Fifth Third Bank, Cincinnati LOC), 2.520%, 7/2/2009	6,590,000
		TOTAL	32,965,000
		Louisiana--1.0%
5,400,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.370%, 7/1/2009	5,400,000
7,000,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.900%, 7/1/2009	7,000,000
10,000,000		St. Tammany Parish Development District, LA, (Series 2008A) Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	10,000,000
		TOTAL	22,400,000
		Maryland--0.7%
3,500,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.320%, 7/1/2009	3,500,000
1,500,000		Maryland State Economic Development Corp., (Series 2008B) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.320%, 7/1/2009	1,500,000
10,100,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Gilman School, Inc.)/(SunTrust Bank LOC), 2.450%, 7/1/2009	10,100,000
		TOTAL	15,100,000
		Massachusetts--3.2%
3,050,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.400%, 7/1/2009	3,050,000
31,849,000		Massachusetts Development Finance Agency, (Issue 4), 2.50% CP (RBS Citizens Bank N.A. LOC), Mandatory Tender 7/1/2009	31,849,000
19,850,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 2.500%, 7/2/2009	19,850,000
15,305,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 2.500%, 7/2/2009	15,305,000
		TOTAL	70,054,000
		Michigan--0.1%
2,500,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.300%, 7/2/2009	2,500,000
		Mississippi--1.3%
13,500,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Gulf Ship, LLC)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	13,500,000
7,340,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/ (Regions Bank, Alabama LOC), 3.100%, 7/2/2009	7,340,000
7,200,000		Mississippi Development Bank, (Series 2008) Weekly VRDNs (Mississippi Convention Center)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	7,200,000
		TOTAL	28,040,000
		New Hampshire--1.2%
16,015,000		New Hampshire HEFA, (Series 2004A) Weekly VRDNs (Easter Seals New Hampshire, Inc.)/ (RBS Citizens Bank N.A. LOC), 2.500%, 7/2/2009	16,015,000
9,500,000		New Hampshire HEFA, (Series 2006) Weekly VRDNs (Currier Museum of Art)/(RBS Citizens Bank N.A. LOC), 2.750%, 7/2/2009	9,500,000
		TOTAL	25,515,000
		New York--7.0%
7,680,000		Babylon, NY Industrial Development Agency, Ogden Martin Systems of Babylon, Inc. (Series 1998) Weekly VRDNs (Covanta Energy Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.400%, 7/1/2009	7,680,000
5,470,000		Columbia County, NY IDA, (Series 2008A) Weekly VRDNs (Columbia Memorial Hospital)/ (Key Bank, N.A. LOC), 3.500%, 7/2/2009	5,470,000
1,440,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.250%, 7/1/2009	1,440,000
30,240,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-K) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.250%, 7/6/2009	30,240,000
10,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 2.500%, 7/1/2009	10,000,000
13,200,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.280%, 7/1/2009	13,200,000
4,800,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 0.550%, 7/1/2009	4,800,000
4,050,000		New York City, NY Municipal Water Finance Authority, (Subordinate Revenue Bonds) (Fiscal 2008 Series BB-4) Weekly VRDNs (Fortis Bank SA/NV LIQ), 0.850%, 7/2/2009	4,050,000
700,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series B) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.180%, 7/1/2009	700,000
19,900,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B) Daily VRDNs (Citibank NA, New York LIQ), 0.180%, 7/1/2009	19,900,000
2,200,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.180%, 7/1/2009	2,200,000
2,500,000		New York City, NY, (Fiscal 1994 Series E-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.180%, 7/1/2009	2,500,000
6,500,000		New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 7/1/2009	6,500,000
11,700,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 7/1/2009	11,700,000
6,000,000		New York City, NY, (Series 2008J-4) Daily VRDNs (Bank of America N.A. LIQ), 0.280%, 7/1/2009	6,000,000
10,980,000	1,2	New York State Thruway Authority, ROCs (Series 12114) Daily VRDNs (FSA INS)/ (Citigroup Financial Products, Inc. LIQ), 0.260%, 7/1/2009	10,980,000
7,900,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(Key Bank, N.A. LOC), 3.500%, 7/2/2009	7,900,000
7,520,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 3.500%, 7/2/2009	7,520,000
		TOTAL	152,780,000
		North Carolina--2.4%
20,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Weekly VRDNs (Carolinas HealthCare System)/(Bayerische Landesbank LIQ), 2.500%, 7/2/2009	20,000,000
30,835,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007C) Weekly VRDNs (Carolinas HealthCare System)/(Bayerische Landesbank LIQ), 2.500%, 7/2/2009	30,835,000
1,100,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.290%, 7/2/2009	1,100,000
		TOTAL	51,935,000
		Ohio--4.8%
7,250,000		Delaware County, OH Healthcare Facilities, (Series 2007B) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/6/2009	7,250,000
4,385,000		Evendale, OH, Tax Increment Revenue Bonds (Series 2009) Weekly VRDNs (Evendale Commons Ltd.)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/2/2009	4,385,000
48,800,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/ (Key Bank, N.A. LOC), 1.650%, 7/1/2009	48,800,000
35,000,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/ (Key Bank, N.A. LOC), 1.650%, 7/1/2009	35,000,000
10,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.950%, 7/1/2009	10,000,000
		TOTAL	105,435,000
		Oklahoma--0.8%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 0.600%, 7/1/2009	1,000,000
5,000,000		Oklahoma State Turnpike Authority, (Series 2006E) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 7/1/2009	5,000,000
12,500,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 7/1/2009	12,500,000
		TOTAL	18,500,000
		Pennsylvania--5.6%
5,500,000		Chester County, PA IDA, (Series 2007) Weekly VRDNs (YMCA of the Brandywine Valley)/ (Fulton Bank LOC), 3.000%, 7/2/2009	5,500,000
25,000,000		Delaware Valley, PA Regional Finance Authority, (Series 1985B) Weekly VRDNs (Bayerische Landesbank LOC), 2.500%, 7/1/2009	25,000,000
6,800,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 2.500%, 7/1/2009	6,800,000
23,100,000		Delaware Valley, PA Regional Finance Authority, (Series 1985D) Weekly VRDNs (Bayerische Landesbank LOC), 2.500%, 7/1/2009	23,100,000
2,240,000		Lancaster, PA IDA, (Series 2005A) Weekly VRDNs (Farm & Home Foundation of Lancaster)/ (Fulton Bank LOC), 3.000%, 7/2/2009	2,240,000
8,170,000		Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/ (Fulton Bank LOC), 2.470%, 7/1/2009	8,170,000
34,020,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 2.500%, 7/1/2009	34,020,000
3,620,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.200%, 7/1/2009	3,620,000
4,285,000		Southcentral PA, General Authority, (Series 2000) Weekly VRDNs (Cerebral Palsy Home, Inc.)/(Fulton Bank LOC), 3.000%, 7/2/2009	4,285,000
9,300,000		Southcentral PA, General Authority, (Series 2008D) Weekly VRDNs (Wellspan Health Obligated Group)/(SunTrust Bank LOC), 2.320%, 7/1/2009	9,300,000
		TOTAL	122,035,000
		Rhode Island--0.9%
8,475,000		Rhode Island State Health and Educational Building Corp., (Series 2000) Weekly VRDNs (Moses Brown School)/(RBS Citizens Bank N.A. LOC), 3.000%, 7/1/2009	8,475,000
10,900,000		Rhode Island State Health and Educational Building Corp., (Series 2006) Weekly VRDNs (Child and Family Services of Newport County)/(RBS Citizens Bank N.A. LOC), 3.000%, 7/1/2009	10,900,000
		TOTAL	19,375,000
		Tennessee--2.3%
5,495,000		Blount County, TN Health and Educational Facilities Board, (Series 2000) Weekly VRDNs (Presbyterian Homes of TN, Inc.)/(SunTrust Bank LOC), 2.500%, 7/1/2009	5,495,000
6,885,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000) Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	6,885,000
12,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.900%, 7/1/2009	12,000,000
13,565,000		Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 2.850%, 7/2/2009	13,565,000
13,150,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008) Weekly VRDNs (Briarcrest Christian School)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	13,150,000
		TOTAL	51,095,000
		Texas--1.3%
17,870,000		Austin, TX, Travis and Williamson Counties (Series 2008) Weekly VRDNs (Austin, TX Water and Wastewater System)/(Dexia Credit Local LOC), 0.600%, 7/2/2009	17,870,000
10,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 1.200%, 7/1/2009	10,000,000
		TOTAL	27,870,000
		Utah--0.5%
10,985,000		Beaver County, UT, (Series 2003B) Weekly VRDNs (Best Biofuels LLC)/(JPMorgan Chase Bank, N.A. LOC), 1.350%, 7/2/2009	10,985,000
		Virginia--0.7%
12,565,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.900%, 7/1/2009	12,565,000
2,400,000		Richmond, VA IDA, (Series 2001) Daily VRDNs (Church Schools in the Diocese of Virginia)/ (SunTrust Bank LOC), 1.000%, 7/1/2009	2,400,000
		TOTAL	14,965,000
		West Virginia--0.7%
15,000,000		Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	15,000,000
		Wisconsin--5.5%
2,000,000		Columbus, WI, (Series 1994) Weekly VRDNs (Maysteel Corp.)/(U.S. Bank, N.A. LOC), 1.350%, 7/2/2009	2,000,000
6,500,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, 3.75% TANs, 9/1/2009	6,510,817
6,370,000		Wisconsin State HEFA, (Series 2005) Daily VRDNs (National Regency of New Berlin, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC), 3.600%, 7/1/2009	6,370,000
20,000,000		Wisconsin State HEFA, (Series 2006A) Daily VRDNs (Aurora Health Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.950%, 7/1/2009	20,000,000
46,885,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Aurora Health Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.900%, 7/1/2009	46,885,000
38,330,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Agnesian Healthcare, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.340%, 7/2/2009	38,330,000
		TOTAL	120,095,817
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,316,584,817)	1,316,584,817
		TOTAL INVESTMENTS---98.4% (IDENTIFIED COST $2,143,086,877)5

2,145,905,348

OTHER ASSETS AND LIABILITIES---NET—1.6%6

35,166,741

TOTAL NET ASSETS---100%

$
2,181,072,089

	Securities that are subject to the federal alternative minimum tax (AMT) represent 1.4% of the portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $25,896,210, which represented 1.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2009, these liquid restricted securities amounted to $19,890,000, which represented 0.9% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at June 30, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000	$2,993,760
California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2010	3/4/2009	$3,000,000	$3,012,450
3	Non-income producing security.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5
At June 30, 2009, the cost of investments for federal tax purposes was $2,143,083,147. The net unrealized appreciation of investments for federal tax purposes was $2,822,201. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,322,426 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,500,225.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Municipal Bonds	$---	$829,320,531	$---	$829,320,531
Short-Term Municipals	---	1,316,584,817	---	$1,316,584,817
TOTAL Securities	$---	$2,145,905,348	$---	$2,145,905,348

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
ARS	--Auction Rate Securities
BANs	--Bond Anticipation Notes
COP	--Certificates of Participation
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LID	--Local Improvement District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MBIA	--National Public Finance Guarantee Corp. (as restructured from MBIA Insurance Corp.)
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SID	--Special Improvement District
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009